Pension plan and other post-employment benefits (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	R$ (7,983)
Expense (revenue) recognized in income (loss)	(802)
Sponsor's contributions	1,550
Recognized actuarial (gains) or losses	(1,401)
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	(8,636)
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	(1,674)
Expense (revenue) recognized in income (loss)	(169)
Sponsor's contributions
Recognized actuarial (gains) or losses	64
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	(1,779)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	(203)
Expense (revenue) recognized in income (loss)	(17)
Sponsor's contributions	80
Recognized actuarial (gains) or losses	(5)
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	(145)
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	776
Expense (revenue) recognized in income (loss)	75
Sponsor's contributions	(60)
Recognized actuarial (gains) or losses	216
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	1,007
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	1,839
Expense (revenue) recognized in income (loss)	186
Sponsor's contributions
Recognized actuarial (gains) or losses	(1,129)
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	896
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on beginning balance	3,210
Expense (revenue) recognized in income (loss)	420
Sponsor's contributions	(53)
Recognized actuarial (gains) or losses	(461)
Unrecognized actuarial (gains) or losses
Net actuarial liabilities (assets) on ending balance	R$ 3,116